CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2021
CONSTRUCTION IN PROGRESS
Schedule of construction in progress

	2020	2021
	RMB	RMB

Balance as at January 1	176,119	125,525
Additions	131,099	159,729
Dry hole costs written off	(5,928)	(7,702)
Transferred to property, plant and equipment	(141,606)	(111,026)
Reclassification to other long-term assets	(11,464)	(10,302)
Impairment losses for the year	(844)	(144)
Disposals and others	(21,798)	(107)
Exchange adjustments	(53)	(34)
Balance as at December 31	125,525	155,939

Schedule of net changes in capitalized cost of exploratory wells in E&P segment

	2019	2020	2021
	RMB	RMB	RMB

At beginning of year	7,296	8,961	11,129
Additions, pending the determination of proved reserves	8,528	10,779	12,666
Transferred to oil and gas properties based on the determination of proved reserves	(2,822)	(3,687)	(6,208)
Dry hole costs written off	(4,041)	(4,924)	(5,332)
At end of year	8,961	11,129	12,255

Schedule of aging of capitalized exploratory well costs based on drilling completion date

	December 31,
	2019	2020	2021
	RMB	RMB	RMB

One year or less	7,794	10,586	11,168
Over one year	1,167	543	1,087
	8,961	11,129	12,255